LIQUIDITY (Details Narrative)			1 Months Ended		12 Months Ended
	May 16, 2024 USD ($)	Jun. 30, 2021 USD ($)	May 31, 2024 USD ($)	Jan. 31, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2024 CNY (¥)
Line of Credit Facility [Line Items]
Proceeds from issuance initial public offering		$ 11,300,000	$ 5,600,000	$ 2,000,000.0	$ 5,600,000	$ 2,027,544
Cash on hand					80,466	111,299		¥ 500,000
Working capital					23,300,000
Profit loss					345,248	4,552,682	$ 6,242,424
Short-Term Debt					5,719,493	2,509,890
Long-Term Debt, Current Maturities					461,765	419,610
Long-Term Debt, Excluding Current Maturities					970,061	$ 871,368
Proceeds from our private offering	$ 5,600,000
Operating Plan [Member]
Line of Credit Facility [Line Items]
Cash on hand					80,466
Proceeds from our private offering			$ 5,600,000
PRC Banks [Member]
Line of Credit Facility [Line Items]
Loans Payable, Current					7,100,000
Short-Term Debt					5,700,000
Long-Term Debt, Current Maturities					500,000
Long-Term Debt, Excluding Current Maturities					$ 900,000